OTHER LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 13 – OTHER LIABILITIES

The Company’s other liabilities include but are not limited to liabilities to local tax authorities, fines and payroll taxes, which comprise the largest portion of the balance as of September 30, 2024. The Company’s Greek subsidiaries have $1,812,919 in settled tax liabilities payable to the tax authorities in installments and $1,799,431 in payroll and other tax related current liabilities. Moreover, we have recorded a provision relating to the unaudited tax years of our subsidiary SkyPharm SA, of $644,779 and a provision for staff leaving compensation, based on the corresponding actuarial reports, of $411,732. Additionally, we have received prepayments from our customers of $451,575 and recorded accrued sales discounts of $407,725 included in “Other current liabilities” as of September 30, 2024. We classify the liabilities payable within the twelve months following the balance sheet date in “Other current liabilities” and the remaining balance is included in “Other Liabilities”.

NOTE 14 – OTHER LIABILITIES

The Company’s other liabilities include but are not limited to liabilities to local tax authorities, fines and payroll taxes, which comprise the largest portion of the balance as of December 31, 2023. The Company’s Greek subsidiaries have $2,430,517 in settled tax liabilities payable to the tax authorities in installments and $1,046,507 in payroll tax related current liabilities. Moreover, we have recorded a provision relating to the unaudited tax years of our subsidiary SkyPharm SA, of $591,547 and a provision for staff leaving compensation, based on the corresponding actuarial reports, of $408,665. Additionally, we have received prepayments from our customers of $207,204, included in “Other current liabilities” as of December 31, 2023. We classify the liabilities payable within the 12 months following the balance sheet date in “Other current liabilities” and the remaining balance is included in “Other Liabilities”.